Related Party (Details) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 23, 2023	Sep. 15, 2021	Sep. 15, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 20, 2023	Oct. 04, 2021	Sep. 30, 2020
Related Party (Details) [Line Items]
Payment of living expenses				$ 88,973	$ 87,275
Common stock price per share (in Dollars per share)	$ 0.2
Percentage of principal amount								18.00%
Shares of common stock									$ 3,905,634
Revenue				$ 342,609			$ 80,000
Invested amount						$ 484,753
Warrants shares (in Shares)						277,000
Common stock shares (in Shares)						272,000
Expenses						$ 172,091	138,713
June 2023 Note [Member]
Related Party (Details) [Line Items]
Promissory note	$ 88,100
Interest rate	18.00%
Maturity date	Dec. 23, 2023
The September 2020 Goldberg Loan Agreement [Member]
Related Party (Details) [Line Items]
Promissory note			$ 16,705
Interest rate			7.00%
Fair value amount										$ 6,463,363
Percentage of principal amount										200.00%
Principal amount		$ 939,022
Accrued interest							3,576
Cash							200,000
Shares of common stock							150,000
The September 2020 Rosen Loan Agreement [Member]
Related Party (Details) [Line Items]
Promissory note			$ 3,295
Interest rate			7.00%
Fair value amount										$ 1,274,553
Percentage of principal amount										200.00%
Principal amount		$ 185,279
Accrued interest							1,610
Repaid amount							188,574
Interest amount							$ 1,677